LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND

October 15, 1996

Dear Shareholder:

The previous year was a lean one for fixed income investors, as rising interest rates undercut the value of bond portfolios. Despite this, The JPM Institutional Tax Exempt Bond Fund posted a positive 4.13% return. By comparison, its benchmark, the Lehman Quality Intermediate Municipal Bond Index, posted a gain of 3.97% over the same period. The Fund's 30-day SEC yield, at 4.58% translates to a pre-tax equivalent yield of 7.58%, assuming a 39.6% tax rate.

The Fund's net asset value, at $9.92 on August 31, 1996, was down slightly from $10.01 per share on August 31, 1995. Dividends of $0.48 per share were paid of which $0.48 was tax exempt. Distributions were made of $0.02 per share, of which $0.01 was from short-term capital gains and $0.01 from long-term capital gains. The Fund's net assets increased to $121,130,758 from $59,866,727 while the net assets of The Tax Exempt Bond Portfolio, in which the Fund invests, were $491,383,959.

This report also includes a discussion with Elizabeth Augustin, who is the portfolio manager primarily responsible for The JPM Institutional Tax Exempt Bond Fund. In this interview, Elizabeth talks about the events of the previous year that had the greatest effect on the Portfolio and also discusses how our investment strategy was used to protect assets in a difficult environment. We hope this helps you to understand some of the factors that affect how your money is managed.

As always, we welcome your comments, questions, or any suggestions on how we can further improve our financial reports. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . 1
FUND PERFORMANCE . . . . . . . . . 2
PORTFOLIO MANAGER Q & A. . . . . . 3
GLOSSARY OF TERMS  . . . . . . . . 6
FUND FACTS AND HIGHLIGHTS. . . . . 7
FINANCIAL STATEMENTS . . . . . . .10

Fund performance

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the Fund). The chart at right shows that $5,000,000 invested in the Fund's predecessor fund on September 1, 1986 would have grown to $9,502,734 by August 31, 1996.*


Another way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $5,000,000 OVER TEN YEARS*
SEPTEMBER 1, 1986 - AUGUST 31, 1996

[Line Graph]
Plot Points for Graph

          JPM Institutional             Lehman Quality Intermediate
DATE      Tax Exempt Bond Fund          Bond Index
----      --------------------          ---------------------------
8/86           5,000,000.00                   5,000,000.00
8/87           5,192,593.50                   5,294,324.80
8/88           5,485,305.65                   5,516,429.58
8/89           5,930,241.17                   5,967,173.93
8/90           6,265,105.99                   6,360,883.05
8/91           6,933,635.88                   7,065,000.78
8/92           7,589,966.30                   7,810,881.55
8/93           8,339,450.02                   8,658,789.33
8/94           8,449,538.85                   8,783,782.31
8/95           9,125,554.80                   9,538,341.90
8/96           9,802,733.70                   9,916,981.01


PERFORMANCE

                                   TOTAL RETURNS   AVERAGE ANNUAL TOTAL RETURNS
                                   --------------  -----------------------------
                                   THREE   SIX     ONE    THREE   FIVE    TEN
AS OF AUGUST 31, 1996              MONTHS  MONTHS  YEAR   YEARS   YEARS*  YEARS*
-------------------------------------------------  -----------------------------
The JPM Institutional Tax Exempt
  Bond Fund                        1.73%   0.23%   4.13%  4.46%   6.52%   6.64%
Lehman Quality Inter. Muni. Bond
  Index                            1.62%   0.36%   3.97%  4.63%   7.02%   7.09%
Composite HQ Inter. Muni. Bond
  Fund Avg.                        1.50%   0.20%   3.85%  3.96%   6.10%   6.54%

AS OF JUNE 30, 1996
-------------------------------------------------  -----------------------------
The JPM Institutional Tax Exempt
  Bond Fund                        0.41%  -0.29%   4.99%  4.62%   6.76%   6.97%
Lehman Quality Inter. Muni. Bond
  Index                            0.43%   0.19%   5.54%  4.95%   7.34%   7.40%
Composite HQ Inter. Muni. Bond
  Fund Avg.                        0.38%  -0.03%   4.72%  4.22%   6.30%   6.71%
-------------------------------------------------  -----------------------------


*REFLECTS PERFORMANCE OF THE PIERPONT TAX EXEMPT BOND FUND, THE PREDECESSOR ENTITY TO THE TAX EXEMPT BOND PORTFOLIO, FOR PERIODS PRIOR TO JANUARY 1, 1994 (COMMENCEMENT OF INVESTMENT OPERATIONS).
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE LEHMAN QUALITY INTERMEDIATE MUNICIPAL BOND INDEX IS AN INDEX CREATED BY LEHMAN BROTHERS OF HIGH QUALITY MUNICIPAL BONDS RATED A OR BETTER WITH INTERMEDIATE MATURITIES (APPROXIMATELY 7 YEARS). THE COMPOSITE HQ INTERMEDIATE MUNICIPAL BOND FUND AVERAGE PERFORMANCE IS COMPUTED ON ALL FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A NATIONAL MUNICIPAL BOND OBJECTIVE HIGH QUALITY AND AN INTERMEDIATE MATURITY. MORNINGSTAR, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

Portfolio manager Q&A


[Photo]

This interview was conducted with ELIZABETH AUGUSTIN, Portfolio Manager for the Tax Exempt Bond Portfolio, in which the Fund invests. Elizabeth joined Morgan in 1983 and has extensive experience across a broad range of markets including mortgages, convertibles, money markets, and tax exempt securities. This interview was conducted on October 9, 1996 and represents her views on that date.

ELIZABETH, WHAT WERE THE MOST SIGNIFICANT EVENTS IN THE TAX EXEMPT BOND MARKET IN THE PREVIOUS YEAR?

EA: The flat tax fears that characterized the market last year have not risen again, despite the coming election. The increase in rates held back some new issuance, while demand remained constant. As a result, the municipal market performed very well.

       In the last six months Treasury yields rose by more than municipal yields, and there was also a significant tightening of quality spreads, that is, the difference in yield between AAA and BBB narrowed.

HOW DID WE POSITION THE PORTFOLIO TO RESPOND TO THESE EVENTS?

EA: With a rising rate environment such as we have seen for the last year or so, premium bonds (bonds priced above par value) have had better price performance. The Portfolio had substantial holdings of premiums and this was beneficial to our performance. As a complement to those investments, over the course of the last six months we've also purchased zero coupon bonds. The combination of these with the premiums creates a "current coupon like" investment, but with a relatively high yield and the lower volatility of premiums. With interest rates leveling off, the Portfolio maintained an essentially neutral duration to its benchmark over the period. It also remained 100% invested in municipal bonds. Over this period, credit spreads tightened to such an extent that we did not believe investors were being compensated for assuming the additional risk of lower-rated securities.

ARE TAX EXEMPT BOND FUNDS SUBJECT TO CYCLICAL SUPPLY AND DEMAND FACTORS AND IF SO, WHAT ARE SOME OF THESE FACTORS?

EA: Yes. Early in the year, when rates were lower, there was some refunding by issuers which provided ample supply to the market. Subsequent to that period, with the rise in rates, supply has diminished, particularly since early July, and in this environment we have seen municipals outperform their taxable counterparts.

       In this environment of low supply, there continues to be very strong demand which can make it difficult to find attractive investments. However, the traders on our dedicated trading desk have been resourceful in uncovering pockets of supply. They cover the market widely, and as a volume buyer, we are a priority to broker-dealers. As a result, we have been able to remain fully invested in municipals.

IN THE PREVIOUS YEAR, TAX EXEMPT YIELDS ROSE MORE SLOWLY THAN TAXABLE YIELDS. WHAT DO YOU SEE AS SOME OF THE REASONS FOR THIS?

EA: As I mentioned, the current higher rates have resulted in a low level of issuance and at the same time the fear of tax reform has abated, bringing buyers back into the market. As a result, tax exempt prices have held up reasonably well.

ORANGE COUNTY EMERGED FROM BANKRUPTCY IN JUNE 1996. HAS THE MUNICIPAL MARKET RETURNED TO PRE-ORANGE COUNTY CONDITIONS, OR DOES IT APPEAR TO HAVE BEEN PERMANENTLY CHANGED BY THE BANKRUPTCY? IF SO, IN WHAT WAYS?

EA: The market appears to have fully recovered from the Orange County bankruptcy. Indeed, recovery bonds were issued this year by Orange County, although the Portfolio did not participate in the offering because we felt the yields were too low for the risk level. However, the problems in Orange County and in other parts of the municipal market highlight the importance of continuous credit analysis on municipal bonds, and that's what our municipal team does every day. In terms of investing in California, the Portfolio has holdings in high quality credits, including general obligations, and these have performed well relative to other bonds in the market, as California's economy has improved.

THE JPM INSTITUTIONAL PERFORMANCE WAS IN LINE WITH ITS LIPPER COMPETITIVE UNIVERSE. DO MOST MUNICIPAL BOND MANAGERS USE THE SAME STRATEGIES THAT WE DO?

EA: While performance was similar to the Lipper universe, competitive numbers are not risk-adjusted. Over time, Fund performance has proven to be less volatile than the competition in general; its returns have been comparable to our competitors' but it has assumed less risk.

       Competitive performance is also reported on a before-tax basis. A portfolio that holds tax exempt securities can still incur substantial tax liabilities as a result of net capital gains and income tax due to accretion of discount bonds. We consider these potential liabilities in the management of the Portfolio in order to maximize performance after taxes. We believe on an after-tax basis, which is what ultimately matters to the investor, overall performance is better than that of the competitive universe.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET OVER THE NEXT SIX MONTHS? DO YOU EXPECT ANY FED TIGHTENING?

EA: While the low levels of unemployment still represent some inflation risk to the economy, we see the economy as past its peak, and therefore feel that inflation risk is minimal. Therefore, we're positive on the bond market in general. Unless there is a resurgence of supply in the municipal market, we expect municipals to perform strongly, as well.

       Although the Federal Reserve may intervene and raise short-term interest rates, we do not believe any increase will be as aggressive as was expected earlier in the year.

HOW DO YOU EXPECT TO POSITION THE PORTFOLIO GOING FORWARD?

EA: We plan to continue positioning the Portfolio in the intermediate part of the yield curve. This part of the curve has been and continues to be the most attractive area: over time intermediate-term tax exempts have captured three-quarters of the return of long-term tax exempts with half the volatility.

       Given our positive view on the market, we expect to remain 100% invested in municipals and to look for longer positions whenever interest rates rise. We expect to continue the Portfolio's premium and zero coupon strategy and to seek high quality private placements as a source of higher yield. The Portfolio's high quality will be maintained through continuous credit analysis, to protect shareholder investments while seeking to enhance return.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value. Or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

Fund facts

INVESTMENT OBJECTIVE

The JPM Institutional Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

---------------------------------------------
INCEPTION DATE
7/12/93

---------------------------------------------
NET ASSETS AS OF 8/31/96
$121,130,758

---------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

---------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/20/96


EXPENSE RATIO

The Fund's annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring dividend or redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF AUGUST 31, 1996

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

          [Pie Chart]

REVENUE BONDS          51.6%
GENERAL OBLIGATIONS    44.4%
SHORT-TERM              3.1%
PRIVATE PLACEMENT       0.7%
SPECIAL OBLIGATIONS     0.2%

30-DAY SEC YIELD
4.58%

DURATION
5.38 years

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENT PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT BOND PORTFOLIO (THE "PORTFOLIO"), A SEPARATELY REGISTERED INVESTMENT COMPANY, WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE FUND PRIOR TO JANUARY 1, 1994, REFLECTS THE PERFORMANCE OF THE PIERPONT TAX EXEMPT BOND FUND, WHICH HAD SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE AND RESTRICTIONS AS THE PORTFOLIO. THE PERFORMANCE FOR SUCH PERIOD REFLECTS DEDUCTION OF THE CHARGES AND EXPENSES OF THE PIERPONT TAX EXEMPT BOND FUND, WHICH WERE HIGHER THAN THE CHARGES AND EXPENSES FOR THE FUND, AFTER REIMBURSEMENT.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond
  Portfolio ("Portfolio"), at value      $121,190,450
Receivable for Shares of Beneficial
  Interest Sold                              330,000
Receivable for Expense Reimbursements         29,519
Deferred Organization Expenses                18,069
                                         -----------
    Total Assets                         121,568,038
                                         -----------

LIABILITIES
Dividends Payable to Shareholders            375,488
Shareholder Servicing Fee Payable              7,457
Administrative Services Fee Payable            3,137
Administration Fee Payable                       598
Fund Services Fee Payable                        206
Accrued Trustees' Fees and Expenses               27
Accrued Expenses                              50,367
                                         -----------
    Total Liabilities                        437,280
                                         -----------

NET ASSETS
Applicable to 12,214,511 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                            $121,130,758
                                         -----------
                                         -----------
Net Asset Value, Offering and
  Redemption Price Per Share                   $9.92
                                               -----
                                               -----

ANALYSIS OF NET ASSETS
Paid-in Capital                          $120,477,164
Accumulated Net Realized Loss on
  Investment                                  (7,710)
Net Unrealized Appreciation of
  Investment                                 661,304
                                         -----------
    Net Assets                           $121,130,758
                                         -----------
                                         -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO
Allocated Interest Income                         $4,636,507
Allocated Portfolio Expenses                        (332,260)
                                                  ----------
    Net Investment Income Allocated
    from Portfolio                                 4,304,247

FUND EXPENSES
Shareholder Servicing Fee                $59,743
Registration Fees                         35,275
Printing Expenses                         18,453
Transfer Agent Fees                       18,016
Administrative Services Fee               16,596
Administration Fee                        13,257
Professional Fees                         13,070
Amortization of Organization Expenses      9,699
Fund Services Fee                          4,527
Trustees' Fees and Expenses                1,820
Miscellaneous                              2,438
                                         -------
    Total Fund Expenses                  192,894
Less: Reimbursement of Expenses          (89,119)
                                         -------

NET FUND EXPENSES                                    103,775
                                                  ----------
NET INVESTMENT INCOME                              4,200,472

NET REALIZED GAIN ON INVESTMENT
  ALLOCATED FROM PORTFOLIO                            70,940

NET CHANGE IN UNREALIZED APPRECIATION
  OF INVESTMENT ALLOCATED FROM
  PORTFOLIO                                       (1,050,887)
                                                  ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $3,220,525
                                                  ----------
                                                  ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          FOR THE FISCAL     FOR THE FISCAL
                                            YEAR ENDED         YEAR ENDED
                                         AUGUST 31, 1996    AUGUST 31, 1995
                                         ----------------   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $      4,200,472   $     1,964,411
Net Realized Gain on Investment
  Allocated from Portfolio                         70,940            84,801
Net Change in Unrealized Appreciation
  of Investment Allocated from
  Portfolio                                    (1,050,887)        1,865,868
                                         ----------------   ----------------
    Net Increase in Net Assets
    Resulting from Operations                   3,220,525         3,915,080
                                         ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (4,200,472)       (1,964,411)
Net Realized Gain                                (117,029)               --
                                         ----------------   ----------------
    Total Distributions to Shareholders        (4,317,501)       (1,964,411)
                                         ----------------   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
Proceeds from Shares of Beneficial
  Interest Sold                                85,177,277        58,554,177
Reinvestment of Dividends and
  Distributions                                 1,021,052         1,416,511
Cost of Shares of Beneficial Interest
  Redeemed                                    (23,837,322)      (18,469,239)
                                         ----------------   ----------------
    Net Increase from Transactions in
    Shares of Beneficial Interest              62,361,007        41,501,449
                                         ----------------   ----------------
    Total Increase in Net Assets               61,264,031        43,452,118

NET ASSETS
Beginning of Fiscal Year                       59,866,727        16,414,609
                                         ----------------   ----------------
End of Fiscal Year                       $    121,130,758   $    59,866,727
                                         ----------------   ----------------
                                         ----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                    FOR THE PERIOD
                                           FOR THE FISCAL YEAR       JULY 12, 1993
                                            ENDED AUGUST 31,       (COMMENCEMENT OF
                                         -----------------------    OPERATIONS) TO
                                          1996     1995    1994     AUGUST 31, 1993
                                         -------  ------  ------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $ 10.01  $ 9.75  $10.07  $         10.00
                                         -------  ------  ------  -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.48    0.49    0.48             0.06
Net Realized and Unrealized Gain (Loss)
  on Investment                            (0.07)   0.26   (0.32)            0.07
                                         -------  ------  ------  -------------------
Total from Investment Operations            0.41    0.75    0.16             0.13
                                         -------  ------  ------  -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                      (0.48)  (0.49)  (0.48)           (0.06)
Net Realized Gain                          (0.02)     --      --               --
                                         -------  ------  ------  -------------------
Total Distributions to Shareholders        (0.50)  (0.49)  (0.48)           (0.06)
                                         -------  ------  ------  -------------------

NET ASSET VALUE, END OF PERIOD           $  9.92  $10.01  $ 9.75  $         10.07
                                         -------  ------  ------  -------------------
                                         -------  ------  ------  -------------------
Total Return                                4.13%   8.00%   1.61%            1.39%(a)
                                         -------  ------  ------  -------------------
                                         -------  ------  ------  -------------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
  thousands)                             $121,131 $59,867 $16,415 $            --+
Ratios to Average Net Assets
  Expenses                                  0.50%   0.50%   0.50%              --
  Net Investment Income                     4.82%   5.09%   4.70%            3.56%(b)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement            0.10%   0.21%   1.48%            2.50%(b)

------------------------
(a)Not annualized.

(b)Annualized.

+  Net assets at August 31, 1993 were $202.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Tax Exempt Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on July 12, 1993.

The Fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (25% at August 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $48,567. These costs were deferred and are being amortized by the Fund on a straight line basis over a five year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)The Fund accounts for and reports distributions to shareholders in accordance with "Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement was to decrease Accumulated Net Realized Gain on Investment by $3,012 and increase Paid-in Capital by $3,012. The adjustments are primarily attributable to tax treatment of partnership allocations of capital gains and losses. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Trust's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from September 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $5,928.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $6,959. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI's fees are paid by the Fund (see Note 2b). For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $370.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses, at 0.05% of the Fund's average daily net assets. From September 1, 1995 until December 28,

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $13,459.

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide fees to be paid by the Fund under both the amended Services Agreement and the Co-Administration Agreement (see Note 2a) is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $3,137.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.50% of the average daily net assets of the Fund through December 31, 1996. For the fiscal year ended August 31, 1996, Morgan has agreed to reimburse the Fund $89,119 for the expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995, the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund. For the period September 1, 1995 through December 28, 1995, the fee for these services amounted to $11,325.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.075% of the average daily net assets of the Fund. For the period from December 29, 1995 through August 31, 1996, the fee for these services amounted to $48,418.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $4,527 for the fiscal year ended August 31, 1996.

THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                          FOR THE FISCAL     FOR THE FISCAL
                                            YEAR ENDED         YEAR ENDED
                                         AUGUST 31, 1996    AUGUST 31, 1995
                                         ----------------   ----------------
Shares of beneficial interest sold.....        8,524,989          6,046,378
Reinvestment of dividends and
 distributions.........................          101,927            145,541
Shares of beneficial interest
 redeemed..............................       (2,394,048)        (1,893,023)
                                         ----------------   ----------------
Net Increase...........................        6,232,868          4,298,896
                                         ----------------   ----------------
                                         ----------------   ----------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Tax Exempt Bond Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 16, 1996

The Tax Exempt Bond Portfolio
Annual Report August 31, 1996

(The following pages should be read in conjunction with The JPM Institutional Tax Exempt Bond Fund
Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
LONG-TERM INVESTMENTS (96.1%)
ALABAMA (0.8%)
$     1,000      Alabama Mental Health Finance Authority, (Special
                   Tax Obligation, Prerefunded, Series 1989, due
                   05/01/01), MBIA Insured .......................    RB         Aaa/AAA      05/01/99(b) 7.375%  $  1,090,820
      1,810      Childersburg Industrial Development Board, PCR,
                   Kimberly Clark Corp. Project, (Escrowed to
                   Maturity, due 11/15/99) .......................    RB         Aa2/AA       11/15/96(b) 7.400      1,887,052
      1,000      Daphne Special Care Facilities Financing
                   Authority, (Presbyterian Retirement,
                   Prerefunded, Series A, due 08/15/18) ..........    RB          NR/NR       08/15/01(b) 7.300      1,106,340
                                                                                                                  ------------
                     TOTAL ALABAMA ...............................                                                   4,084,212
                                                                                                                  ------------

ALASKA (2.5%)
       2,000     Anchorage, (Prerefunded, Series 1991, due
                   07/01/02), MBIA Insured .......................    GO         Aaa/AAA      07/01/01(b) 6.600      2,162,700
      1,075      Anchorage, (Refunding, Series 1989, due
                   06/01/03), AMBAC Insured ......................    GO         Aaa/AAA      06/01/99(b) 7.100      1,144,509
      1,000      Anchorage, (Series 1990A), AMBAC Insured ........    GO         Aaa/AAA      02/01/00    6.850      1,069,350
      3,000      North Slope Borough, (Series 1992A), MBIA
                   Insured .......................................    GO         Aaa/AAA      06/30/00    5.550      3,098,910
      5,500      North Slope Borough, Capital Appreciation, Zero
                   Coupon, (Series 1996A), MBIA Insured ..........    GO         Aaa/AAA      06/30/99    0.000      4,816,350
                                                                                                                  ------------
                     TOTAL ALASKA ................................                                                  12,291,819
                                                                                                                  ------------

ARIZONA (1.2%)
       1,000     Maricopa County School District #11, Peoria
                   Unified School Improvement, (Prerefunded,
                   Series 1990H, due 07/01/05), MBIA Insured .....    GO         Aaa/AAA      07/01/01(b) 7.000      1,098,830
      1,325      Maricopa County School District #3, Tempe
                   Elementary Projects of 1991, (Prerefunded,
                   Series C, due 07/01/08) .......................    GO          A1/AA       07/01/06(b) 6.000      1,407,799
      1,750      Phoenix, (Refunding, Series C) ..................    GO         Aa1/AA+      07/01/02    6.375      1,899,817
      1,235      Salt River Project Agricultural Improvement and
                   Power District Electric System, (Prerefunded,
                   Series A, due 01/01/28) .......................    RB         Aaa/AAA      01/01/98(b) 7.875      1,318,572
                                                                                                                  ------------
                     TOTAL ARIZONA ...............................                                                   5,725,018
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
CALIFORNIA (3.4%)
$     2,520      California Department of Water Resources, Central
                   Valley Project, Water Systems Service,
                   (Refunding, Series J-1) .......................    RB          Aa/AA       12/01/12    7.000%  $  2,887,114
        594      Kaweah Delta Hospital District, Tulare County,
                   (Series D, due 06/01/14) ......................    PP          NR/A+       06/01/97(b) 4.700        595,485
      1,160      Kaweah Delta Hospital District, Tulare County,
                   (Series E, due 06/01/14) ......................    PP          NR/A+       06/01/97(b) 5.250      1,171,693
      1,695      Kaweah Delta Hospital District, Tulare County,
                   (Series G, due 06/01/14) ......................    PP          NR/A+       06/01/04(b) 6.400      1,795,530
      3,000      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured .......................    RB         Aaa/AAA      09/01/05    6.000      3,204,150
      2,500      Los Angeles County Public Works, (Refunding,
                   Series A), MBIA Insured .......................    RB         Aaa/AAA      09/01/06    6.000      2,666,500
      4,000      Los Angeles Department of Water & Power,
                   California Electric Plant, (Crossover Refunded,
                   due 05/15/30) .................................    RB         A1/AA-       05/15/00(b) 7.125      4,410,840
                                                                                                                  ------------
                     TOTAL CALIFORNIA ............................                                                  16,731,312
                                                                                                                  ------------

CONNECTICUT (1.0%)
       2,000     Connecticut Housing Finance Authority, Housing
                   Mortgage Finance Program, (Refunding, Series
                   1987B) ........................................    RB          Aa/AA       11/15/97    8.100      2,063,520
      2,815      Connecticut Transportation Infrastructure,
                   Special Tax Obligation, (Prerefunded, Series
                   1991A, due 06/01/04) ..........................    RB         A1/AA-       06/01/03(b) 6.600      3,082,312
                                                                                                                  ------------
                     TOTAL CONNECTICUT ...........................                                                   5,145,832
                                                                                                                  ------------

DISTRICT OF COLUMBIA (2.7%)
       3,000     District of Columbia, (Refunding, Series A), MBIA
                   Insured .......................................    GO         Aaa/AAA      06/01/07    6.000      3,125,190
      7,500      District of Columbia, (Refunding, Series C), FGIC
                   Insured .......................................    GO         Aaa/AAA      12/01/03    5.250      7,530,750
      2,600      District of Columbia, (Series B), MBIA
                   Insured .......................................    GO         Aaa/AAA      06/01/02    6.000      2,715,154
                                                                                                                  ------------
                     TOTAL DISTRICT OF COLUMBIA ..................                                                  13,371,094
                                                                                                                  ------------

FLORIDA (2.7%)
       1,535     Florida Board of Education, Capital Outlay,
                   (Escrowed to Maturity, Series 1986C, due
                   06/01/01) .....................................    GO         Aaa/AAA      06/01/97(b) 7.000      1,612,318
        465      Florida Board of Education, Capital Outlay,
                   (Unrefunded Balance, Series 1986C, due
                   06/01/01) .....................................    GO          Aa/AA       06/01/97(b) 7.000        475,518

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
FLORIDA (CONTINUED)
$     5,475      Florida Turnpike Authority Department of
                   Transportation, (Series A), AMBAC Insured .....    RB         Aaa/AAA      07/01/01    5.500%  $  5,681,298
      3,200      Jacksonville Electric Authority, St. Johns River,
                   Issue 2, (Crossover Refunded, Series 5, due
                   10/01/09) .....................................    RB         Aa1/AA       10/01/99(b) 7.000      3,436,224
      2,000      Volusia County School District, (Refunding,
                   Series 1991, due 08/01/02), FGIC Insured ......    GO         Aaa/AAA      08/01/01(b) 6.100      2,139,940
                                                                                                                  ------------
                     TOTAL FLORIDA ...............................                                                  13,345,298
                                                                                                                  ------------

GEORGIA (8.6%)
       3,750     Atlanta Airport Facilities, (Refunding), AMBAC
                   Insured .......................................    RB         Aaa/AAA      01/01/98    5.000      3,786,412
      2,630      Fulton County School District, (Refunding) .         GO          Aa/AA       05/01/14    6.375      2,856,548
      4,265      Georgia Municipal Electric Authority, (Crossover
                   Refunded, Series O, due 01/01/17) .............    RB           A/A        01/01/98(b) 8.125      4,540,391
      1,000      Georgia Municipal Electric Authority, (Refunding,
                   Series D) .....................................    RB           A/A        01/01/06    6.000      1,036,780
      1,155      Georgia Residential Finance Authority, Single
                   Family Insured Mortgages, (Refunding, Series
                   1986A, due 12/01/98), FHA Insured .............    RB         Aa/AA+       12/01/96(b) 6.600      1,195,991
      6,000      Georgia, (Series B) .............................    GO         Aaa/AA+      03/01/07    7.200      6,996,720
      3,000      Georgia, (Series B) .............................    GO         Aaa/AA+      03/01/10    6.300      3,262,500
      4,470      Georgia, (Series C) .............................    GO         Aaa/AA+      07/01/11    5.700      4,559,489
      3,000      Georgia, (Series D) .............................    GO         Aaa/AA+      09/01/13    3.250      2,233,290
      2,500      Gwinnett County School District, (Refunding,
                   Series B) .....................................    GO         Aa1/AA       02/01/08    6.400      2,742,200
      5,000      Metropolitan Atlanta Rapid Transit Authority,
                   Sales Tax Revenue, (Refunding, Series P), AMBAC
                   Insured .......................................    RB         Aaa/AAA      07/01/11    6.250      5,366,000
      1,000      Municipal Electric Authority, (First Crossover,
                   General Resolution) ...........................    SO           A/A        01/01/12    6.500      1,070,370
      2,500      Municipal Electric Authority, Project 1, (Sixth
                   Crossover), AMBAC Insured .....................    RB         Aaa/AAA      01/01/08    7.000      2,856,150
                                                                                                                  ------------
                     TOTAL GEORGIA ...............................                                                  42,502,841
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
HAWAII (0.8%)
$     2,000      Hawaii, (Series BZ) .............................    GO          Aa/AA       10/01/12    6.000%  $  2,083,980
      2,000      Honolulu, City & County Improvement, (Refunding,
                   Series B) .....................................    GO          Aa/AA       10/01/11    5.500      1,989,760
                                                                                                                  ------------
                     TOTAL HAWAII ................................                                                   4,073,740
                                                                                                                  ------------

ILLINOIS (9.8%)
       2,000     Chicago, (Refunding, Series B), FGIC Insured ....    GO         Aaa/AAA      01/01/00    5.000      2,020,040
      1,500      Chicago, (Series 1995), AMBAC Insured ...........    GO         Aaa/AAA      01/01/05    6.500      1,634,655
      1,000      Chicago, Board of Education Lease Certificates,
                   (Series A), MBIA Insured ......................    RB         Aaa/AAA      01/01/06    6.125      1,063,840
      4,130      Chicago, Board of Education Lease Certificates,
                   (Series A), MBIA Insured ......................    RB         Aaa/AAA      01/01/07    6.125      4,406,586
      4,000      Chicago, Equipment Notes, (Series 1996), AMBAC
                   Insured .......................................    GO         Aaa/AAA      01/01/04    5.600      4,133,160
      1,500      Chicago, O'Hare International Airport,
                   (Refunding, Series C-1), MBIA Insured .........    RB         Aaa/AAA      01/01/09    5.750      1,526,415
      3,280      Cook County, (Refunding, Series C), FGIC
                   Insured .......................................    GO         Aaa/AAA      11/15/04    5.800      3,454,168
     10,000      Cook County, Community School District #54,
                   Schaumburg Township, Zero Coupon, (Capital
                   Appreciation, Prerefunded, Series B, due
                   01/01/11), FGIC Insured .......................    GO         Aaa/AAA      01/01/03(b) 0.000      4,325,600
      1,375      Du Page County, Illinois Alternative Revenue Jail
                   Project, (Prerefunded, Series C-1, due
                   01/01/21) .....................................    GO         Aaa/AAA      01/01/02(b) 6.550      1,510,657
      1,640      Illinois, (Prerefunded, due 06/01/03) ...........    GO         A1/AAA       06/01/97(b) 7.500      1,715,325
      2,000      Illinois, (Refunding, Series 1987, due
                   04/01/02) .....................................    GO         A1/AA-       04/01/97(b) 6.500      2,066,360
      2,000      Illinois, (Series 1986, due 12/01/01) ...........    GO         A1/AA-       12/01/96(b) 6.250      2,051,800
      3,000      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q) ............................................    RB         A1/AAA       06/15/09    6.000      3,130,590
      3,250      Illinois, Sales Tax Revenue, (Refunding, Series
                   Q) ............................................    RB         A1/AAA       06/15/12    6.000      3,360,597
      3,350      Illinois, Sales Tax Revenue, (Series R) .........    RB         A1/AAA       06/15/01    4.600      3,335,561
        950      Kendall Kane & Will Counties, Community Unit
                   School District #308, FGIC Insured ............    GO         Aaa/AAA      03/01/99    6.200        988,057
      2,500      Metropolitan Pier & Exposition Authority,
                   McCormick Place Expansion Project, (Series
                   A) ............................................    RB          A/A+        06/15/06    8.500      3,096,025

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
ILLINOIS (CONTINUED)
$     2,810      Regional Transportation Authority, (Series D),
                   FGIC Insured ..................................    RB         Aaa/AAA      06/01/07    7.750%  $  3,343,478
      1,000      University of Illinois, Auxiliary Facilities,
                   (Escrowed to Maturity, Series 1992N, due
                   10/01/01) .....................................    RB         Aaa/AAA      10/01/96(b) 6.000      1,032,640
                                                                                                                  ------------
                     TOTAL ILLINOIS ..............................                                                  48,195,554
                                                                                                                  ------------

INDIANA (0.8%)
       3,915     Indiana, Transportation Finance Authority,
                   Highway Revenue, (Refunding, Series A), AMBAC
                   Insured .......................................    RB         Aaa/AAA      06/01/09    5.250      3,839,832
                                                                                                                  ------------

KENTUCKY (0.9%)
       3,900     Kentucky, Turnpike Authority, (Escrowed to
                   Maturity, Series A, due 07/01/02) .............    RB         Aaa/NR       07/01/97(b) 7.100      4,202,484
                                                                                                                  ------------

LOUISIANA (1.7%)
       8,000     Louisiana, (Refunding, Series A), FGIC
                   Insured .......................................    GO         Aaa/AAA      08/01/00    6.000      8,394,240
                                                                                                                  ------------

MARYLAND (0.9%)
       1,000     Maryland Department of Transportation,
                   (Prerefunded, Series 1990, due 08/15/05) .         RB         Aaa/AAA      08/15/99(b) 6.700      1,080,710
      3,000      Maryland, (3rd Series, due 07/15/03) ............    GO         Aaa/AAA      07/15/01(b) 6.400      3,224,880
                                                                                                                  ------------
                     TOTAL MARYLAND ..............................                                                   4,305,590
                                                                                                                  ------------

MASSACHUSETTS (1.9%)
       5,650     Massachusetts Bay Transportation Authority,
                   General Transportation System, (Refunding,
                   Series A) .....................................    RB          A1/A+       03/01/08    7.000      6,437,949
      1,495      Massachusetts, College Building Authority,
                   (Refunding, Series A) .........................    RB          A1/A+       05/01/11    7.500      1,783,131
      1,060      Wareham, School Project Loan Bonds, (due
                   01/15/03), AMBAC Insured ......................    GO         Aaa/AAA      01/15/01(b) 6.800      1,163,392
                                                                                                                  ------------
                     TOTAL MASSACHUSETTS .........................                                                   9,384,472
                                                                                                                  ------------

MINNESOTA (1.2%)
       5,265     Western Minnesota Municipal Power Agency,
                   (Prerefunded, Series 1983A, due 01/01/04), MBIA
                   Insured .......................................    RB         Aaa/AAA      01/01/97(b) 10.125     5,854,522
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
MISSISSIPPI (2.4%)
$    11,000      Mississippi, (Refunding, Escrowed to
                   Maturity) .....................................    GO         Aaa/AAA      02/01/08    6.200%  $ 11,955,570
                                                                                                                  ------------

MISSOURI (0.9%)
       4,000     St. Louis County Regional Convention & Sports
                   Complex Authority, (Prerefunded, Series B, due
                   08/15/21) .....................................    RB         Aaa/AAA      08/15/03(b) 7.000      4,480,120
                                                                                                                  ------------

NEBRASKA (0.8%)
       4,000     Nebraska Public Power District, Nuclear
                   Facilities, (Refunding) .......................    RB          A1/A+       07/01/00    5.200      4,079,040
                                                                                                                  ------------

NEVADA (4.5%)
         500     Carson City School District, (Prerefunded, Series
                   1990, due 04/01/03), FGIC Insured .............    GO         Aaa/AAA      04/01/00(b) 6.750        541,095
      8,200      Clark County School District, (Series A), MBIA
                   Insured .......................................    GO         Aaa/AAA      06/01/11    7.000      9,404,006
      3,000      Clark County School District, FGIC Insured .         GO         Aaa/AAA      06/15/03    6.000      3,177,780
      3,000      Clark County, Passenger Facilities, Las Vegas
                   McCarran International Airport, (Series A),
                   AMBAC Insured .................................    RB         Aaa/AAA      07/01/08    6.250      3,245,190
      1,685      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/03), FGIC
                   Insured .......................................    GO         Aaa/AAA      06/01/01(b) 6.600      1,820,744
      1,200      Las Vegas, Clark County Library District,
                   (Prerefunded, Series 1991A, due 06/01/04), FGIC
                   Insured .......................................    GO         Aaa/AAA      06/01/01(b) 6.700      1,301,292
      1,280      Las Vegas, Clark County Library District,
                   (Refunding, Series B, due 08/01/04), FGIC
                   Insured .......................................    GO         Aaa/AAA      08/01/01(b) 6.700      1,397,274
      1,330      Nevada, Prison Facilities, (Prerefunded, Series
                   1990A, due 08/01/04) ..........................    GO          Aa/AA       08/01/00(b) 7.000      1,461,949
                                                                                                                  ------------
                     TOTAL NEVADA ................................                                                  22,349,330
                                                                                                                  ------------

NEW HAMPSHIRE (0.4%)
       1,720     New Hampshire, (Series 1991A, due 06/15/03) .....    GO         Aa/AA+       06/15/01(b) 6.600      1,881,474
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW JERSEY (8.1%)
$     2,200      New Jersey, Economic Development Authority,
                   Market Transition Facilities, (Series A), MBIA
                   Insured .......................................    RB         Aaa/AAA      07/01/00    5.125%  $  2,242,372
      7,000      New Jersey, Economic Development Authority,
                   Market Transition Facilities, (Series A), MBIA
                   Insured .......................................    RB         Aaa/AAA      07/01/02    5.400      7,221,900
      1,325      New Jersey, Economic Development Authority, New
                   Jersey Performing Arts Center, (Series PJ-A),
                   AMBAC Insured .................................    RB         Aaa/AAA      06/15/07    6.000      1,405,957
      1,990      New Jersey, Economic Development Authority, New
                   Jersey Performing Arts Center, (Series PJ-C),
                   AMBAC Insured .................................    RB         Aaa/AAA      06/15/06    6.000      2,115,489
      1,500      New Jersey, Sports & Exposition Authority, Sports
                   Complex, (Refunding, Escrowed to Maturity) ....    RB         Aa1/NR       01/01/00    8.100      1,659,480
      6,000      New Jersey, Transportation Authority, (Refunding,
                   Series B), MBIA Insured .......................    RB         Aaa/AAA      06/15/01    6.000      6,349,140
      6,000      New Jersey, Transportation Authority, (Refunding,
                   Series B), MBIA Insured .......................    RB         Aaa/AAA      06/15/05    6.000      6,408,900
      7,000      New Jersey, Transportation Traffic Authority,
                   (Refunding, Series B), MBIA Insured ...........    RB         Aaa/AAA      06/15/10    6.500      7,734,160
      2,500      New Jersey, Turnpike Authority, (Refunding,
                   Series A), MBIA Insured .......................    RB         Aaa/AAA      01/01/00    6.200      2,622,225
      1,000      New Jersey, Turnpike Authority, (Refunding,
                   Series A), MBIA Insured .......................    RB         Aaa/AAA      01/01/01    5.700      1,039,940
      1,000      Ocean County, (General Improvement) .............    GO          Aa/NR       04/15/00    6.375      1,060,630
                                                                                                                  ------------
                     TOTAL NEW JERSEY ............................                                                  39,860,193
                                                                                                                  ------------

NEW YORK (7.2%)
         110     Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/09), AMBAC Insured ..................    GO         Aaa/AAA      06/01/04(b) 6.000        117,755
        120      Monroe County, Public Improvement, (Prerefunded,
                   due 06/01/10), AMBAC Insured ..................    GO         Aaa/AAA      06/01/04(b) 6.000        128,460
      1,990      Monroe County, Public Improvement, (Unrefunded
                   Balance, due 06/01/09), AMBAC Insured .........    GO         Aaa/AAA      06/01/04(b) 6.000      2,100,724
      1,295      Monroe County, Public Improvement, (Unrefunded
                   Balance, due 06/01/10), AMBAC Insured .........    GO         Aaa/AAA      06/01/04(b) 6.000      1,361,887
      1,000      Municipal Assistance Corp. for the City of New
                   York, (Custodial Receipt Certificates,
                   Refunding, Series 1987-61, due 7/01/07), MBIA
                   Insured .......................................    RB         Aaa/AAA      07/01/97(b) 6.875      1,043,360

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
NEW YORK (CONTINUED)
$     1,500      Municipal Assistance Corp. for the City of New
                   York, (Refunding, Series D), AMBAC Insured ....    RB         Aaa/AAA      07/01/02    5.250%  $  1,536,195
      2,000      Municipal Assistance Corp. for the City of New
                   York, (Series E) ..............................    RB          Aa/A+       07/01/06    6.000      2,129,740
      1,465      New York City, (Escrowed to Maturity, Series
                   B) ............................................    GO         Aaa/AAA      06/01/01    8.000      1,668,620
      4,675      New York City, (Refunding, Series H, Subseries
                   H-1) ..........................................    GO        Baa1/BBB+     08/01/01    5.500      4,716,795
      2,645      New York City, (Series A) .......................    GO        Baa1/BBB+     08/01/02    5.750      2,677,877
      2,000      New York City, (Series F) .......................    GO        Baa1/BBB+     02/15/02    6.100      2,055,860
      3,425      New York City, (Series F) .......................    GO        Baa1/BBB+     02/15/03    6.200      3,510,762
      1,500      New York, Urban Development Correctional Capital
                   Facilities, (Prerefunded, Series 1, due
                   01/01/14) .....................................    RB         Aaa/NR       01/01/00(b) 7.750      1,676,625
      4,000      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series V, due 01/01/05), FGIC Insured .........    RB         Aaa/AAA      01/01/01(b) 6.875      4,406,080
      5,500      Triborough Bridge & Tunnel Authority, (Refunding,
                   Series X) .....................................    RB          Aa/A+       01/01/12    6.625      6,104,670
                                                                                                                  ------------
                     TOTAL NEW YORK ..............................                                                  35,235,410
                                                                                                                  ------------

OHIO (0.9%)
       3,525     Ohio Water Development Authority, (Refunding,
                   Series Safe Water II, Escrowed to Maturity, due
                   12/01/10) .....................................    RB         Aaa/AAA      12/01/96(b) 9.375      4,352,247
                                                                                                                  ------------

PENNSYLVANIA (3.0%)
       1,175     Bethel Park School District, (Prerefunded, Series
                   1991B, due 02/01/02), AMBAC Insured ...........    GO         Aaa/AAA      02/01/00(b) 6.550      1,250,506
      2,800      Pennsylvania Higher Educational Facilities
                   Authority, Health Services Revenue, University
                   of Pennsylvania, (Series A) ...................    RB          Aa/AA       01/01/06    6.000      2,953,188
      5,000      Pennsylvania Intergovernmental Coop Authority
                   Special Tax Revenue, (Refunding), FGIC
                   Insured .......................................    RB         Aaa/AAA      06/15/01    6.000      5,262,450
      1,500      Pennsylvania, (2nd Series 1991A, due 11/01/04),
                   MBIA Insured ..................................    GO         Aaa/AAA      11/01/01(b) 6.500      1,635,885
      1,000      Pennsylvania, Custodial Receipt Certificates,
                   (Refunding and Projects, 1st Series A), AMBAC
                   Insured .......................................    GO         Aaa/AAA      01/01/01    6.600      1,075,540

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
PENNSYLVANIA (CONTINUED)
$       970      Pennsylvania, Higher Education Assistance Agency,
                   Student Loan, (Refunding, Series 1985A), FGIC
                   Insured .......................................    RB         Aaa/AAA      12/01/00    6.800%  $  1,037,580
      1,310      Pennsylvania, Higher Education Facilities
                   Authority College, (Refunding, Series A) ......    RB          Aa/AA       09/01/02    6.500      1,424,953
                                                                                                                  ------------
                     TOTAL PENNSYLVANIA ..........................                                                  14,640,102
                                                                                                                  ------------

PUERTO RICO (0.9%)
       2,000     Puerto Rico Commonwealth Aqueduct & Sewer
                   Authority, (Refunding) ........................    RB         Baa1/A       07/01/98    4.400      2,000,940
      2,000      Puerto Rico Commonwealth Highway & Transportation
                   Authority, Highway Revenue, (Refunding, Series
                   Z), MBIA Insured ..............................    RB         Aaa/AAA      07/01/05    6.250      2,190,100
                                                                                                                  ------------
                     TOTAL PUERTO RICO ...........................                                                   4,191,040
                                                                                                                  ------------

RHODE ISLAND (2.3%)
       2,000     Rhode Island, (Prerefunded, Series 1990B, due
                   10/15/01) .....................................    GO         A1/AA-       10/15/99(b) 6.700      2,159,660
      3,785      Rhode Island, (Series 1991B) ....................    GO         A1/AA-       05/15/00    6.000      3,945,143
      5,000      Rhode Island, Public Buildings Authority, Public
                   Projects, (Refunding, Series A), AMBAC
                   Insured .......................................    RB         Aaa/AAA      02/01/00    4.700      4,999,800
                                                                                                                  ------------
                     TOTAL RHODE ISLAND ..........................                                                  11,104,603
                                                                                                                  ------------

SOUTH CAROLINA (0.2%)
       1,000     Piedmont Municipal Power Agency, (Escrowed to
                   Maturity), MBIA Insured .......................    RB         Aaa/AAA      01/01/08    6.200      1,074,990
                                                                                                                  ------------

TENNESSEE (0.4%)
       2,000     Chattanooga, Industrial Development Board, (IDR,
                   Gerber/Buster Brown Manufacturing, Inc., due
                   11/01/05) .....................................    RB          A1/NR       11/01/96(b) 4.000      2,000,720
                                                                                                                  ------------

TEXAS (6.8%)
       1,500     Addison, (Refunding, Series 1991, due 09/01/00),
                   FGIC Insured ..................................    GO         Aaa/AAA      09/01/98(b) 6.250      1,543,365
      1,000      Arlington, Permanent Improvement School Fund
                   Guarantee, (Series 1989, due 08/01/00), AMBAC
                   Insured .......................................    GO         Aaa/AAA      08/01/99(b) 6.850      1,061,890
      1,050      Austin, Independent School District, (Refunding,
                   Series 1991), PSFG Insured ....................    GO         Aaa/AAA      08/01/99    6.200      1,100,033

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
TEXAS (CONTINUED)
$     1,500      Austin, Utilities System, (Escrowed to Maturity,
                   Series 6, due 10/01/01) .......................    RB         Aaa/AAA      10/01/96(b) 6.500%  $  1,621,515
        335      Austin, Water Sewer & Electric, (Refunding,
                   Escrowed to Maturity) .........................    RB          A/A-        11/15/97    13.500       371,401
         25      Conroe, Independent School District, (Partially
                   Prerefunded, Series 1989, due 02/01/01), MBIA
                   Insured .......................................    GO         Aaa/AAA      02/01/99(b) 7.100         26,338
        975      Conroe, Independent School District,
                   (Prerefunded, Series 1989, due 02/01/01), MBIA
                   Insured .......................................    GO         Aaa/AAA      02/01/99(b) 7.100      1,035,899
      1,265      Conroe, Independent School District, Lot A, PSFG
                   Insured .......................................    GO         Aaa/AAA      02/01/03    6.500      1,378,901
      2,260      Corpus Christi, Independent School District,
                   (Refunding), PSFG Insured .....................    GO         Aaa/AAA      08/15/05    6.000      2,408,098
      1,305      Dallas County, Flood Control District #1,
                   (Prerefunded, due 04/01/10) ...................    GO         Aaa/NR       04/01/08(b) 9.250      1,738,169
      1,650      El Paso, Independent School District,
                   (Prerefunded, Series 1991, due 07/01/03), PSFG
                   Insured .......................................    GO         Aaa/AAA      07/01/01(b) 6.550      1,780,994
      3,805      Fort Worth, Independent School District,
                   (Refunding, Series 1987) ......................    GO          Aa/AA       02/15/98    6.000      3,899,212
      1,700      Harris County, Road Improvement Authority,
                   (Prerefunded, Series 1989, due 11/01/03), MBIA
                   Insured .......................................    GO         Aaa/AAA      11/01/99(b) 7.000      1,827,007
      3,805      Lewisville, Independent School District,
                   (Refunding), PSFG Insured .....................    GO         Aaa/NR       08/15/03    6.000      4,053,809
      2,000      Plano, Independent School District, (Prerefunded,
                   Series 1991B, due 02/15/04), FGIC Insured .....    GO         Aaa/AAA      02/15/01(b) 6.550      2,150,540
        750      Texas A & M University, (Prerefunded, Series
                   1989, due 07/01/99) ...........................    RB         Aaa/AAA      07/01/97(b) 6.600        780,953
        700      Texas A & M University, (Refunding, Series 1989,
                   due 07/01/98) .................................    RB         Aaa/AAA      07/01/97(b) 6.500        727,391
      2,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1988A, due 10/01/02) ...................    GO          NR/AA       10/01/00(b) 6.300      2,128,300
      1,000      Texas, Public Finance Authority, (Prerefunded,
                   Series 1991A, due 10/01/05) ...................    GO          NR/AA       10/01/00(b) 6.500      1,071,530
      2,500      University of Texas, Permanent University Fund,
                   (Refunding, Series 1991) ......................    RB         Aaa/AAA      07/01/01    6.300      2,676,625
                                                                                                                  ------------
                     TOTAL TEXAS .................................                                                  33,381,970
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
UTAH (3.8%)
$     1,625      Intermountain Power Agency, (Refunding, Series
                   B), MBIA Insured ..............................    RB         Aaa/AAA      07/01/09    6.500%  $  1,779,343
      5,130      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured ..............................    RB         Aaa/AAA      07/01/00    6.000      5,379,575
      4,155      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured ..............................    RB         Aaa/AAA      07/01/01    6.000      4,385,935
      6,645      Intermountain Power Agency, (Refunding, Series
                   C), MBIA Insured ..............................    RB         Aaa/AAA      07/01/02    6.000      7,046,159
                                                                                                                  ------------
                     TOTAL UTAH ..................................                                                  18,591,012
                                                                                                                  ------------

VIRGINIA (1.5%)
       5,000     Virginia Public School Authority, (Refunding,
                   Series 1991C) .................................    RB          Aa/AA       01/01/02    6.000      5,283,950
      2,000      Virginia Public School Authority, (Series A, due
                   08/01/04) .....................................    RB          Aa/AA       08/01/01(b) 6.500      2,175,320
                                                                                                                  ------------
                     TOTAL VIRGINIA ..............................                                                   7,459,270
                                                                                                                  ------------

WASHINGTON (6.5%)
       1,555     King & Snohomish Counties, School District #417,
                   (due 12/01/02), FGIC Insured ..................    GO         Aaa/AAA      12/01/00(b) 6.600      1,657,428
      6,355      King County, (Refunding, Series B) ..............    GO         Aa1/AA+      01/01/01    6.700      6,861,303
      1,000      Pierce County, School District #320, Sumner
                   Washington, Custodial Receipt Certificates,
                   (Series 1991, due 12/01/02), MBIA Insured .....    GO         Aaa/AAA      12/01/01(b) 6.600      1,081,930
      2,955      Seattle, Municipal Sewer Revenue, (Prerefunded,
                   Series T, due 01/01/31) .......................    RB         Aaa/AA-      01/01/00(b) 6.875      3,211,169
      1,250      Snohomish County, School District #2, Everett,
                   Custodial Receipt Certificates, (Refunding,
                   Series A, due 12/01/02), MBIA Insured .........    GO         Aaa/AAA      06/01/01(b) 6.700      1,343,150
      1,000      Washington, (Prerefunded, Series 1990B, due
                   08/01/02) .....................................    GO          Aa/AA       08/01/00(b) 6.750      1,074,410
      3,000      Washington, (Refunding, Series 1995C, AT-8 and
                   R-95 B) .......................................    GO          Aa/AA       07/01/02    5.750      3,144,900
      1,750      Washington, (Refunding, Series R-92-A, due
                   09/01/02) .....................................    GO          Aa/AA       09/01/01(b) 6.300      1,879,325
      2,000      Washington, Public Power Supply System, Nuclear
                   Project #2, (Refunding, Series 1990A) .........    RB         Aa1/AA-      07/01/06    7.250      2,218,800
      1,500      Washington, Public Power Supply System, Nuclear
                   Project #2, (Refunding, Series 1990C, due
                   07/01/02) .....................................    RB         Aa1/AA-      01/01/01(b) 7.500      1,644,285

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
WASHINGTON (CONTINUED)
$     5,265      Washington, Public Power Supply System, Nuclear
                   Project #2, (Refunding, Series A) .............    RB         Aa1/AA-      07/01/01    6.300%  $  5,534,621
      2,000      Washington, Public Power Supply System, Nuclear
                   Project #2, (Refunding, Series C, due
                   07/01/01), FGIC Insured .......................    RB         Aaa/AAA      01/01/01(b) 7.000      2,173,340
                                                                                                                  ------------
                     TOTAL WASHINGTON ............................                                                  31,824,661
                                                                                                                  ------------

WEST VIRGINIA (0.2%)
       1,000     Berkeley County, Board of Education, (Escrowed to
                   Maturity, Series 1988), MBIA Insured ..........    GO         Aaa/AAA      04/01/01    7.300      1,107,350
                                                                                                                  ------------

WISCONSIN (3.2%)
       1,500     Racine, Unified School District, (due 04/01/01),
                   AMBAC Insured .................................    GO         Aaa/AAA      04/01/99(b) 6.500      1,564,575
      4,000      Wisconsin, (Refunding) ..........................    GO          Aa/AA       05/01/03    6.000      4,259,160
      5,000      Wisconsin, (Series A) ...........................    GO          Aa/AA       05/01/99    5.750      5,167,900
      5,000      Wisconsin, Transportation, (Refunding, Series
                   A) ............................................    RB         A1/AA-       07/01/06    4.600      4,715,000
                                                                                                                  ------------
                     TOTAL WISCONSIN .............................                                                  15,706,635
                                                                                                                  ------------

WYOMING (1.2%)
       3,600     Platte County, Pollution Control, Basin Electric
                   Power Cooperative, (Refunding) ................    RB          A2/A        01/01/06    4.950      3,603,744
      2,115      Platte County, Pollution Control, Basin Electric
                   Power Cooperative, (Refunding) ................    RB          A2/A        01/01/07    5.050      2,134,373
                                                                                                                  ------------
                     TOTAL WYOMING ...............................                                                   5,738,117
                                                                                                                  ------------
                     TOTAL LONG TERM INVESTMENTS (COST
                       $459,167,698) .............................                                                 472,461,714
                                                                                                                  ------------
SHORT-TERM INVESTMENTS (3.1%)
CALIFORNIA (2.6%)
      12,000     California, (Revenue Anticipation Notes, Series
                   A) ............................................    RAN       MIGI/Sp1+     06/30/97(b) 4.500     12,065,760
        600      Los Angeles, (California Regional Airports
                   Improvement Corp., Los Angeles International
                   Airport, Series 1985, due 12/01/25), LOC
                   Societe Generale ..............................   VRDN        NR/A-1+      09/03/96(a) 3.700        600,000
                                                                                                                  ------------
                                                                                                                    12,665,760
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MOODY'S
    AMOUNT                                                          SECURITY       S&P         MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE      (UNAUDITED)       DATE      RATE      VALUE
--------------   -------------------------------------------------  -------  ---------------  ----------  ------  ------------
COLORADO (0.2%)
$       800      Moffat County, (Pollution Control Revenue,
                   Pacificorp Projects, due 05/01/13), AMBAC
                   Insured .......................................   VRDN       VMIGI/A-1     09/03/96(a) 3.850%  $    800,000
                                                                                                                  ------------

NEW YORK (0.3%)
         500     New York City Municipal Water Finance Authority,
                   (Water and Sewer Systems, Series 1995A, due
                   06/15/25), FGIC Insured .......................   VRDN      VMIGI/A-1+     09/03/96(a) 4.000        500,000
      1,100      New York State, Energy Research & Development
                   Authority, (Niagara Mohawk Power Corp., Series
                   1985A, due 07/01/15), LOC Toronto Dominion
                   Bank ..........................................   VRDN        NR/A-1+      09/03/96(a) 3.950      1,100,000
                                                                                                                  ------------
                                                                                                                     1,600,000
                                                                                                                  ------------
                     TOTAL SHORT-TERM INVESTMENTS (COST
                       $15,050,603) ..............................                                                  15,065,760
                                                                                                                  ------------
                 TOTAL INVESTMENTS (COST $474,218,301) (99.2%) .................................................   487,527,474
                 OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%) ..................................................     3,856,485
                                                                                                                  ------------
                 NET ASSETS (100.0%) ...........................................................................  $491,383,959
                                                                                                                  ------------
                                                                                                                  ------------

------------------------------
Note: Based on the cost of investments of $474,218,301 for federal income tax purposes at August 31, 1996, the aggregate gross unrealized appreciation and depreciation was $14,999,285 and $1,690,112, respectively, resulting in net unrealized appreciation of investments of $13,309,173.

(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

  AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RAN - Revenue Anticipation Note, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

  Crossover Refunded - Bonds for which the issuer of the bond invests the proceeds from a susequent bond issue in cash and/or securities which have been deposited.

  Escrowed to Maturity - Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

  Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a susequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

  Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $474,218,301 )           $487,527,474
Cash                                                      15,654
Interest Receivable                                    5,890,338
Prepaid Expenses and Other Assets                          1,411
                                                    ------------
    Total Assets                                     493,434,877
                                                    ------------

LIABILITIES
Payable for Investments Purchased                      1,802,863
Advisory Fee Payable                                     124,357
Custody Fee Payable                                       38,866
Administrative Services Fee Payable                       13,585
Administration Fee Payable                                 5,893
Fund Services Fee Payable                                    909
Accrued Trustees' Fees and Expenses                          784
Accrued Expenses                                          63,661
                                                    ------------
    Total Liabilities                                  2,050,918
                                                    ------------

NET ASSETS
Applicable to Investors' Beneficial Interests       $491,383,959
                                                    ------------
                                                    ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $23,902,214

EXPENSES
Advisory Fee                                        $1,354,145
Custodian Fees and Expenses                           126,668
Administrative Services Fee                            80,281
Professional Fees and Expenses                         50,685
Administration Fee                                     44,074
Fund Services Fee                                      24,602
Trustees' Fees and Expenses                            10,586
Printing Expenses                                       8,589
Insurance Expense                                       2,377
Registration Fees                                         860
Miscellaneous                                           1,500
                                                    ---------
    Total Expenses                                               1,704,367
                                                               -----------
NET INVESTMENT INCOME                                           22,197,847

NET REALIZED GAIN ON INVESTMENTS                                   605,789

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   (4,888,459)
                                                               -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $17,915,177
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL  FOR THE FISCAL
                                                      YEAR ENDED      YEAR ENDED
                                                      AUGUST 31,      AUGUST 31,
                                                         1996            1995
                                                    --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $   22,197,847  $   20,242,631
Net Realized Gain on Investments                           605,789         377,206
Net Change in Unrealized Appreciation of
  Investments                                           (4,888,459)      9,384,271
                                                    --------------  --------------
    Net Increase in Net Assets Resulting from
    Operations                                          17,915,177      30,004,108
                                                    --------------  --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          224,578,237     221,887,625
Withdrawals                                           (163,747,318)   (248,866,727)
                                                    --------------  --------------
    Net Increase (Decrease) from Investors'
    Transactions                                        60,830,919     (26,979,102)
                                                    --------------  --------------
    Total Increase in Net Assets                        78,746,096       3,025,006
NET ASSETS
Beginning of Fiscal Year                               412,637,863     409,612,857
                                                    --------------  --------------
End of Fiscal Year                                  $  491,383,959  $  412,637,863
                                                    --------------  --------------
                                                    --------------  --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE PERIOD
                                                    FOR THE FISCAL YEAR   JULY 12, 1993
                                                     ENDED AUGUST 31,    (COMMENCEMENT OF
                                                    -------------------   OPERATIONS) TO
                                                    1996   1995   1994   AUGUST 31, 1993
                                                    -----  -----  -----  ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                           0.38%  0.42%  0.41%       0.40%(a)
  Net Investment Income                              4.92%  5.15%  4.68%       4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                              --     --     --        0.01%(a)
PORTFOLIO TURNOVER                                     25%    47%    33%         43%(b)+

------------------------
(a)Annualized.

(b)Not annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from The JPM Pierpont Tax Exempt Bond Fund, (formerly The Pierpont Tax Exempt Bond Fund), in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1996, such fees amounted to $1,354,145.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from September 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $8,718.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $34,436. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI's fees are to be paid by the Portfolio (see Note 2c). For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $920.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.10% of the Portfolio's average daily net assets up to and including $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% on any excess over $400 million. From September 1, 1995 until

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $66,696.

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide fees to be paid by the Portfolio under both the amended Services Agreement and the Co-Administration Agreement (see Note
      2b) is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolio's aggregate average daily net assets in excess of $7 billion. For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $13,585.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $24,602 for the fiscal year ended August 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,200.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended August 31, 1996 were as follows:

       COST OF       PROCEEDS
      PURCHASES     FROM SALES
     ------------  ------------
     $194,873,159  $108,569,465

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "Portfolio") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 16, 1996

JPM INSTITUTIONAL MONEY MARKET FUND
JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
JPM INSTITUTIONAL SHORT TERM BOND FUND
JPM INSTITUTIONAL BOND FUND
JPM INSTITUTIONAL TAX EXEMPT BOND FUND
JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
JPM INSTITUTIONAL INTERNATIONAL BOND FUND
JPM INSTITUTIONAL DIVERSIFIED FUND
JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
JPM INSTITUTIONAL EUROPEAN EQUITY FUND
JPM INSTITUTIONAL JAPAN EQUITY FUND
JPM INSTITUTIONAL ASIA GROWTH FUND

THE
JPM INSTITUTIONAL
TAX EXEMPT
BOND FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

ANNUAL REPORT
AUGUST 31, 1996